Inventories - Additional Information (Details) - INR (₨) ₨ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Classes of current inventories [abstract]
Changes in inventories recognized as expense	₨ 171	₨ 195
Purchases of traded goods recognized as expense	₨ 5,755	₨ 2,967